Drilling units (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Cost
Impairment	$ 0	$ (414)	$ (4,087)	$ 0
Accumulated depreciation
Impairment of long-lived assets	0	$ 414	4,087	0
Drilling units
Cost
Opening balance			7,048	6,890
Additions			147	158
Impairment			(4,087)
Closing balance	6,890		3,108	7,048
Accumulated depreciation
Opening balance			(647)	(231)
Depreciation			(341)	(416)
Closing balance	(231)		(988)	(647)
Net book value	$ 6,659		2,120	6,401
Impairment of long-lived assets			4,087
Drilling units leased to others | Ship Finance SPV's
Accumulated depreciation
Net book value			484	784
Drilling units leased to others | Gulfdrill
Accumulated depreciation
Net book value			$ 151	$ 53